Document And Entity Information	Feb. 15, 2023
Document Information [Line Items]
Entity, Registrant Name	Generac Holdings Inc.
Document, Type	8-K
Document, Period End Date	Feb. 15, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34627
Entity, Tax Identification Number	20-5654756
Entity, Address, Address Line One	S45 W29290 Hwy 59
Entity, Address, City or Town	Waukesha
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53189
City Area Code	262
Local Phone Number	544-4811
Title of 12(b) Security	Common Stock
Trading Symbol	GNRC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001474735